Equity - Schedule of the Entity's Quotaholders (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022 shares	Jan. 15, 2021
Class A Common Stock [Member] | To All Other Quota Holders Of Vinci Partners Investments Limited Da [Member]
Disclosure of reserves within equity [line items]
Stock shares issued in the new entity in exchange of shares held in the previous entity	27,175,861
Class A Ordinary Shares Class B Ordinary Shares And Quotas [Member] | Ordinary shares [member]
Disclosure of reserves within equity [line items]
Share exchange ratio		0.2096
Class B Common Stock [Member] | Gilberto Sayao Da Silva [Member]
Disclosure of reserves within equity [line items]
Stock shares issued in the new entity in exchange of shares held in the previous entity	14,466,239